Employee benefits Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Total expense (income) recognized in profit or loss	$ 75	$ 141	$ 86
Continuing operations [member]
Disclosure of defined benefit plans [line items]
Total expense (income) recognized in profit or loss	75	141	84
Continuing operations [member] | Cost of Sales [member]
Disclosure of defined benefit plans [line items]
Total expense (income) recognized in profit or loss	14	14	15
Continuing operations [member] | General and Administrative Expense [member]
Disclosure of defined benefit plans [line items]
Total expense (income) recognized in profit or loss	61	127	69
Discontinued operations [member]
Disclosure of defined benefit plans [line items]
Total expense (income) recognized in profit or loss	$ 0	$ 0	$ 2